UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$ (2,675,531)	$ (475,282)
Less: loss attributable to non-controlling interest
Net loss	(2,675,531)	(475,282)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	8,415	8,311
Amortization expense	10,930	130
Equity based compensation charge	108,000
Shares issued for services	2,032,275
Non- cash investment in affiliates	(3,000)
Changes in Assets and Liabilities
Accounts receivable	(155,999)	(9,076)
Inventory	115,308	59,151
Recoverable IVA taxes and credits	(89,406)	(95,454)
Other current assets	(321)	45,073
Other assets	(68)	(4,913)
Accounts payable and accrued expenses	38,711	(38,888)
IVA and other taxes payable	(19,354)	11,924
Advances from customers	3,873	2,972
Interest accruals	2,992
CASH USED IN OPERATING ACTIVITIES	(623,175)	(496,053)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(454)	(404)
NET CASH USED IN INVESTING ACTIVITIES	(454)	(404)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable		289,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		289,000
Effect of exchange rate changes on cash and cash equivalents	42,378	59,038
NET INCREASE/DECREASE IN CASH	(581,251)	(148,418)
CASH AT BEGINNING OF PERIOD	833,612	173,828	$ 173,828
CASH AT END OF PERIOD	252,361	25,410	833,612	$ 173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company			(2,529,513)	(1,489,318)
Less: loss attributable to non-controlling interest
Net loss			(2,529,513)	(1,489,318)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense			34,227	31,668
Amortization expense			3,583	518
Equity based compensation charge			166,715
Changes in Assets and Liabilities
Accounts receivable			(226,161)	(13,301)
Inventory			(21,581)	(646,986)
Recoverable IVA taxes and credits			(240,943)	(161,984)
Other current assets			29,491	(50,000)
Other assets			(5,520)	762
Accounts payable and accrued expenses			(64,129)	50,082
IVA and other taxes payable			173,591	4,609
Advances from customers			(1,106)	3,092
Interest accruals			3,320
CASH USED IN OPERATING ACTIVITIES			(2,678,026)	(2,270,858)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(4,779)	(132,171)
Intangible assets
NET CASH USED IN INVESTING ACTIVITIES			(219,779)	(132,171)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued, net of expenses			2,601,300
Capital contribution				53,203
Proceeds from loans payable			685,001	2,324,422
NET CASH PROVIDED BY FINANCING ACTIVITIES			3,286,301	2,377,625
Effect of exchange rate changes on cash and cash equivalents			269,835	147,167
NET INCREASE/DECREASE IN CASH			658,332	121,763
CASH AT BEGINNING OF PERIOD	$ 832,159	$ 173,828	173,828	52,065
CASH AT END OF PERIOD			832,159	173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity			$ 2,909,423